MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

901 NEW YORK AVENUE, N.W.                             1900 SOUTH ATHERTON STREET
SUITE 210 EAST                                                         SUITE 101
WASHINGTON, D.C.  20001                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JAMES C. STEWART                                     WRITER'S DIRECT DIAL NUMBER
STEWART@MALIZIALAW.COM                                            (202) 434-4671



VIA EDGAR
---------

September 15, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

         Re:      Osage Bancshares, Inc.
                  Registration Statement on Form S-1
                  ----------------------------------

Dear Sir or Madam:

         On behalf of Osage Bancshares, Inc. (the "Registrant"), we are filing herewith a Registration Statement on Form S-1 for the issuance of up to 4,761,000 shares of the Registrant's common stock, par value $0.01 per share (the "Common Stock") in connection with the "Second Step" conversion of Osage Federal MHC. A wire transfer in the amount of $5,094.27 has previously been transmitted to the account of the Commission at Mellon Bank in payment of the filing fee.

         As described in the Registration Statement, the Registrant is offering the Common Stock in connection with the conversion of its mutual holding company, Osage Federal MHC, from the mutual to the stock form of organization pursuant to a Plan of Conversion and Reorganization in accordance with Part 563b of the regulations of the Office of Thrift Supervision (the "OTS"). The shares being offered for sale represent the 69.83% ownership interest in Osage Federal Financial, Inc., a federally chartered mid-tier stock holding company now owned by Osage Federal MHC. The remaining 30.17% ownership interest in Osage Federal Financial, Inc. is owned by the public and will be exchanged for shares of the Common Stock. We are concurrently filing with the OTS an Application for Conversion on Form AC as well as a Savings and Loan Holding Company Application H-(e)1-S in connection with this transaction.

MALIZIA SPIDI & FISCH, PC


Securities and Exchange Commission
September 15, 2006
Page 2

         Please call the undersigned or Samuel J. Malizia of this office with any questions or comments regarding the Registration Statement.

                                                  Sincerely,

                                                  /s/James C. Stewart

                                                  James C. Stewart




Enclosures
cc:      Mark S. White, President and Chief Executive Officer
         Sue Allen Smith, Chief Financial Officer
             Osage Bancshares, Inc.
         Jason Rader
         Douglas Culver
             BKD, LLP
         John Shaffer
             Keller & Company, Inc.
         Matt Miller
             FinPro, Inc.
         Charles E. Sloane, Managing Director
             Keefe, Bruyette & Woods, Inc.
         Dave Muchnikoff, Esq.
             Silver Freedman & Taff, L.L.P.
         Samuel J. Malizia, Esq.
         Daniel H. Burd, Esq.